Schedule of Investments
October 31, 2022 (unaudited)
Ranger Small Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 95.86%

Apparel Retailers - 1.47%
Boot Barn Holdings, Inc. (2)	8,969	509,439

Banks - 7.46%
Home Bancshares, Inc.	37,487	955,544
Cadence Bank	32,890	909,408
Banc of California, Inc.	23,394	390,212
Triumph Bancorp, Inc. (2)	6,736	346,904

		2,602,068

Biotechnology - 5.55%
Medpace Holdings, Inc. (2)	5,138	1,140,533
Avid Bioservices, Inc. (2)	46,996	796,112

		1,936,645

Building Materials: Other - 2.43%
The AZEK Co., Inc. Class A (2)	24,182	423,427
TopBuild Corp. (2)	2,485	422,798

		846,225

Computer Services - 7.64%
Qualys, Inc. (2)	8,000	1,140,480
Workiva, Inc. Class A (2)	10,680	831,011
Endava PLC Class A ADR (United Kingdom) (2)	9,100	693,784

		2,665,275

Cosmetics - 4.18%
e.l.f. Beauty, Inc. (2)	33,685	1,457,213

Defense - 2.54%
Mercury Systems, Inc. (2)	15,045	728,178
Kratos Defense & Security Solutions, Inc. (2)	14,384	159,375

		887,553

Electronic Equipment: Gauges and Meters - 1.99%
Mesa Laboratories, Inc.	5,254	694,631

Electric Utilities - 1.12%
Excelerate Energy, Inc. (2)	14,103	389,525

Food Products - 1.00%
Sovos Brands, Inc. (2)	25,278	350,353

Food Retailers and Wholesalers - 3.85%
Grocery Outlet Holding Corp. (2)	38,897	1,344,669

Footware - 1.48%
Steven Madden, Ltd.	17,326	517,528

Health Care Services - 5.41%
LHC Group, Inc. (2)	4,217	704,661
Omnicell, Inc. (2)	8,537	660,081
Amedisys, Inc. (2)	5,350	522,107

		1,886,849

Home Construction - 1.23%
Skyline Champion Corp. (2)	7,386	429,939

Home Improvement Retailers - 1.31%
SiteOne Landscape Supply, Inc. (2)	3,956	458,382

Machinery: Industrial - 2.04%
Chart Industries, Inc. (2)	3,195	712,102

Medical Equipment - 5.67%
Repligen Corp. (2)	5,605	1,022,856
LeMaitre Vascular, Inc.	21,999	954,757

		1,977,613

Medical Supplies - 2.61%
Conmed Corp.	9,120	727,138
Neogen Corp. (2)	13,838	182,661

		909,799

Oil: Crude Producers - 6.53%
Earthstone Energy, Inc. Class A (2)	82,728	1,336,884
Brigham Minerals, Inc. Class A	28,015	868,465
Permian Resources Corporation (2)	7,421	72,503

		2,277,852

Oil & Gas Field Services, NEC - 0.05%
Aris Water Solutions, Inc. (2)	960	16,349

Professional Business Support Services - 5.08%
WNS Holdings, Ltd. ADR (India) (2)	20,583	1,771,785

Recreational Products - 0.82%
Yeti Holdings, Inc. (2)	8,928	286,410

Refuse Systems - 0.99%
Casella Waste Systems, Inc. (2)	4,232	346,220

Restaurants and Bars - 4.03%
Texas Roadhouse, Inc.	14,196	1,404,694

Semiconductors - 2.03%
Silicon Laboratories, Inc. (2)	4,175	479,791
nLight, Inc. (2)	21,247	228,830

		708,621

Software - 7.06%
Simulations Plus, Inc.	18,858	782,607
DoubleVerify Holdings, Inc. (2)	19,720	576,416
AppFolio, Inc. Class A (2)	3,961	496,591
Pegasystems, Inc.	9,435	351,076
Expensify, Inc. Class A (2)	19,493	255,163

		2,461,853

Specialty Chemicals - 1.68%
Quaker Chemical Corp.	3,593	584,366

Transaction Processing Services - 6.01%
Evo Payments, Inc. Class A (2)	40,360	1,359,728
Repay Holdings Corp. Class A (2)	63,335	385,710
I3 Verticals, Inc. (2)	16,168	351,816

		2,097,254

Trucking - 2.60%
SAIA, Inc. (2)	4,562	907,199

Total Common Stocks	(Cost $ 33,705,437)	33,438,411

Short-Term Investment - 4.08%

First American Government Obligation Fund - Class Z 2.8843% (3)	1,422,306	1,422,306

Total Short-Term Investment	(Cost $ 1,422,306)	1,422,306

Total Investments - 99.94%	(Cost $ 35,127,743)	34,860,717

Other Assets Less Liabilities (0.06%)		21,215

Total Net Assets - 100.00%		34,881,932

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$34,860,717	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$34,860,717	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at October 31, 2022.